UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith Chief Financial Officer Market Vectors ETF Trust 335 Madison Avenue - 19th Floor New York, N.Y. 10017 (Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: December 31,
Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Australia: 0.3%
173,946	Paladin Energy Ltd. * #	$200,476

Canada: 4.1%
267,026	Eastern Platinum Ltd. *	179,375
140,448	First Quantum Minerals Ltd.	1,880,188
57,550	Nevsun Resources Ltd.	291,602
80,192	Semafo, Inc. *	665,669

		3,016,834

Egypt: 17.2%
667,142	Commercial International Bank Egypt SAE #	2,549,480
35,281	Egyptian Co. for Mobile Services #	543,103
354,439	Egyptian Financial Group-Hermes Holding SAE #	988,448
837,912	Egyptian Kuwaiti Holding Co. (USD) #	848,730
99,955	ElSewedy Electric Co. #	364,677
241,110	Ezz Steel * #	238,427
104,702	Orascom Construction Industries #	3,689,864
3,284,767	Orascom Telecom Holding SAE * #	1,806,330
1,120,107	Talaat Moustafa Group * #	688,575
431,895	Telecom Egypt #	1,060,405

		12,778,039

Kenya: 1.1%
4,695,150	Equity Bank Ltd. #	822,413

Morocco: 14.5%
95,787	Attijariwafa Bank #	4,304,458
52,226	Banque Marocaine du Commerce Exterieur #	1,416,762
152,470	Douja Promotion Groupe Addoha S.A. #	1,468,199
211,365	Maroc Telecom #	3,618,458

		10,807,877

Nigeria: 19.2%
41,377,748	First Bank of Nigeria Plc #	2,537,405
36,957,931	Guaranty Trust Bank Plc #	2,966,028
9,589,379	Nigerian Breweries Plc #	4,813,063
37,015,345	United Bank for Africa Plc #	895,242
39,810,960	Zenith Bank Ltd. #	3,085,950

		14,297,688

South Africa: 24.6%
70,978	ABSA Group Ltd. #	1,181,642
8,199	Anglo Platinum Ltd. † #	561,820
45,266	AngloGold Ashanti Ltd. #	1,884,941
115,977	Aquarius Platinum Ltd. (GBP) #	318,287
37,161	Bidvest Group Ltd. #	687,234
286,636	FirstRand Ltd. #	695,927
80,185	Gold Fields Ltd. #	1,233,612
42,685	Harmony Gold Mining Co. Ltd. #	501,685
70,637	Impala Platinum Holdings Ltd. #	1,433,603
129,335	MTN Group Ltd. #	2,122,209
32,739	Naspers Ltd. #	1,420,067
54,125	Remgro Ltd. #	743,439
201,979	Sanlam Ltd. #	677,601
59,131	Sasol Ltd. #	2,435,736
139,112	Standard Bank Group Ltd. #	1,598,582
68,598	Vodacom Group Ltd. #	767,966

		18,264,351

United Kingdom: 18.7%
79,991	Acergy S.A. (NOK) * #	1,519,272
285,979	Afren Plc * #	358,397
59,512	African Minerals Ltd. * #	353,869
44,838	Lonmin Plc #	727,280
1,702,938	Old Mutual Plc #	2,760,446
144,467	Petra Diamonds Ltd. * #	250,193
26,865	Randgold Resources Ltd. (ADR)	2,598,383
262,841	Tullow Oil Plc #	5,310,272

		13,878,112

AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

United States: 0.2%
75,885	Golden Star Resources Ltd. (CAD) *	143,461

Total Common Stocks (Cost: $87,141,369)		74,209,251

MONEY MARKET FUND: 0.4% (Cost: $272,653)
272,653	Dreyfus Government Cash Management Fund	272,653

Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $87,414,022)		74,481,904

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.7% (Cost: $546,046)
546,046	Bank of New York Overnight Government Fund	546,046

Total Investments: 101.0% (Cost: $87,960,068)		75,027,950
Liabilities in excess of other assets: (1.0)%		(739,415)

NET ASSETS: 100.0%		$74,288,535

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
NOK	Norwegian Krone
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $519,750.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $68,450,573 which represents 92.1% of net assets.

Summary of Investments
by Sector Excluding
Collateral for Securities	% of
Loaned (unaudited)	Investments	Value

Basic Materials	18.1%	$13,462,871

Communications	15.2	11,338,538

Consumer, Non-cyclical	6.5	4,813,063

Diversified	3.1	2,279,403

Energy	12.9	9,623,677

Financial	38.4	28,637,158

Industrial	5.4	4,054,541

Money Market Fund	0.4	272,653

	100.0%	$74,481,904

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Australia	$—	$200,476	$—	$200,476

Canada	3,016,834	—	—	3,016,834

Egypt	—	12,778,039	—	12,778,039

Kenya	—	822,413	—	822,413

Morocco	—	10,807,877	—	10,807,877

Nigeria	—	14,297,688	—	14,297,688

South Africa	—	18,264,351	—	18,264,351

United Kingdom	2,598,383	11,279,729	—	13,878,112

United States	143,461	—	—	143,461

Money Market Funds	818,699	—	—	818,699

Total	$6,577,377	$68,450,573	$—	$75,027,950

See Notes to Schedules of Investments

BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 72.2%
Basic Materials: 5.2%
1,086,888	Jaguar Mining, Inc. (USD) * †	$5,108,374
5,654,509	Mirabela Nickel Ltd. (AUD) * † #	7,199,521
3,157,384	MMX Mineracao e Metalicos S.A. *	11,788,239
3,343,550	Paranapanema S.A.	6,597,298

		30,693,432

Communications: 1.8%
1,312,200	B2W Cia Global Do Varejo	10,384,542

Consumer, Cyclical: 17.0%
513,900	Arezzo Industria e Comercio S.A.	5,466,294
409,950	Autometal S.A.	2,725,369
2,996,603	Brookfield Incorporacoes S.A.	8,845,178
1,572,800	Drogasil S.A.	9,360,262
2,443,850	Even Construtora e Incorporadora S.A.	7,070,626
1,339,270	Gol Linhas Aereas Inteligentes S.A. (ADR)	7,446,341
1,064,250	Grendene S.A.	4,290,395
832,550	Iochpe Maxion S.A.	8,275,686
527,650	Magazine Luiza S.A.	3,246,861
653,100	Marisa Lojas S.A.	7,533,966
335,600	Positivo Informatica S.A.	962,044
676,000	Raia S.A. *	8,934,237
332,100	Restoque Comercio e Confeccoes de Roupas S.A.	3,551,938
1,065,832	TAM S.A. (ADR) †	16,605,663
1,363,750	Tecnisa S.A.	6,607,506

		100,922,366

Consumer, Non-cyclical: 14.1%
737,750	American Banknote S.A.	7,564,856
710,000	Brazil Pharma S.A.	5,286,531
360,930	Estacio Participacoes S.A.	3,119,326
687,700	Fleury S.A. *	7,991,621
594,200	M Dias Branco S.A.	11,692,807
1,815,950	Marfrig Alimentos S.A.	5,939,685
1,084,800	Mills Estruturas e Servicos de Engenharia S.A. *	10,159,994
616,500	Multiplus S.A.	8,898,716
390,050	Obrascon Huarte Lain Brasil S.A.	12,270,420
672,000	SLC Agricola S.A.	5,621,891
452,600	Technos S.A.	3,786,410
1,147,600	Tereos Internacional S.A.	1,464,826

		83,797,083

Energy: 0.7%
14,273,350	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. *	4,402,895

Financial: 19.9%
1,105,600	Aliansce Shopping Centers S.A.	7,320,686
1,860,100	BR Properties S.A.	16,768,353
2,702,500	Brasil Brokers Participacoes S.A.	8,566,361
1,054,200	Brasil Insurance Participacoes e Administracao S.A.	9,699,593
623,150	EZ TEC Empreendimentos e Participacoes S.A.	4,076,450
3,061,320	Gafisa S.A. (ADR)	17,663,816
1,841,090	GP Investments Ltd. (BDR) *	4,024,401
516,150	Iguatemi Empresa de Shopping Centers S.A.	8,551,029
1,148,700	JHSF Participacoes S.A.	2,498,701
408,311	LPS Brasil Consultoria de Imoveis S.A.	6,477,818
1,228,450	Odontoprev S.A.	18,006,160
2,355,050	Rossi Residencial S.A.	10,909,446
346,150	Sonae Sierra Brasil S.A.	4,070,404

		118,633,218

Industrial: 4.1%
6,869,850	LLX Logistica S.A. *	13,262,893
2,562,615	Magnesita Refratarios S.A. *	8,245,617
289,650	Tegma Gestao Logistica S.A.	3,139,512

		24,648,022

BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Technology: 4.6%
1,642,500	Totvs S.A.	27,560,630

Utilities: 4.8%
767,100	Cia de Saneamento de Minas Gerais-COPA S.A.	12,019,022
711,253	Equatorial Energia S.A.	4,361,520
522,550	MPX Energia S.A. *	9,860,430
708,050	Redentor Energia S.A.	2,244,371

		28,485,343

Total Common Stocks (Cost: $522,626,696)		429,527,531

PREFERRED STOCKS: 27.8%
Basic Materials: 5.8%
575,150	Cia de Ferro Ligas da Bahia	2,976,311
6,124,050	Klabin S.A.	16,773,757
3,284,650	Suzano Papel e Celulose S.A.	14,796,429

		34,546,497

Communications: 0.9%
239,000	Saraiva S.A. Livreiros Editores	3,215,902
297,260	Telecomunicacoes Brasileiras S.A. *	2,123,229

		5,339,131

Consumer, Cyclical: 4.9%
3,576,500	Marcopolo S.A.	13,124,771
1,764,650	Randon Implementos e Participacoes S.A.	9,619,818
1,119,550	Sao Paulo Alpargatas S.A. *	6,216,249

		28,960,838

Consumer, Non-cyclical: 7.8%
1,649,900	Anhanguera Educacional Participacoes S.A.	19,699,644
517,350	Contax Participacoes S.A. *	4,991,213
599,000	Kroton Educacional S.A. *	5,743,901
1,299,700	Santos Brasil Participacoes S.A.	16,244,090

		46,678,848

Financial: 4.4%
691,250	Banco ABC Brasil S.A. *	3,437,409
866,050	Banco Industrial e Comercial S.A.	3,399,255
668,700	Banco Panamericano S.A. *	2,190,768
2,110,450	Sul America S.A.	17,386,449

		26,413,881

Industrial: 1.4%
3,066,308	Confab Industrial S.A. *	8,284,454

Utilities: 2.6%
325,550	Centrais Eletricas de Santa Catarina S.A.	6,207,136
201,750	Cia de Gas de Sao Paulo	3,697,543
319,500	Cia Energetica do Ceara	5,524,236

		15,428,915

Total Preferred Stocks (Cost: $183,223,635)		165,652,564

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $705,850,331)		595,180,095

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.7% (Cost: $4,592,031)
4,592,031	Bank of New York Overnight Government Fund	4,592,031

Total Investments: 100.7% (Cost: $710,442,362)		599,772,126
Liabilities in excess of other assets: (0.7)%		(4,457,384)

NET ASSETS: 100.0%		$595,314,742

ADR	American Depositary Receipt
AUD	Australian Dollar
BDR	Brazilian Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,454,035.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $7,199,521 which represents 1.2% of net assets.

BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Basic Materials	$23,493,911	$7,199,521	$—	$30,693,432

Communications	10,384,542	—	—	10,384,542

Consumer, Cyclical	100,922,366	—	—	100,922,366

Consumer, Non-cyclical	83,797,083	—	—	83,797,083

Energy	4,402,895	—	—	4,402,895

Financial	118,633,218	—	—	118,633,218

Industrial	24,648,022	—	—	24,648,022

Technology	27,560,630	—	—	27,560,630

Utilities	28,485,343	—	—	28,485,343

Preferred Stocks*	165,652,564	—	—	165,652,564

Money Market Fund	4,592,031	—	—	4,592,031

Total	$592,572,605	$7,199,521	$—	$599,772,126

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

CHINA ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

Money Market Funds: 72.6%
2,856,693	Blackrock Federal Fund	$2,856,693
2,856,693	Dreyfus Government Cash Management Fund	2,856,693
2,856,693	Federated Government Obligation Fund	2,856,692
2,856,693	Fidelity Institutional Money Market Government Fund Class 1	2,856,693
2,856,693	Western Asset Institutional Government Money Market Fund	2,856,693

Total Money Market Funds (Cost: $14,283,464)		14,283,464
Other assets less liabilities: 27.4%		5,390,636

NET ASSETS: 100.0%		$19,674,100

Total Return Swap Contracts – As of September 30, 2011, the Fund had outstanding swap contracts with the following terms:

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund	Termination Date	Unrealized Depreciation

Credit Suisse Securities (Europe) Limited	CSI 300 Total Return Index	$23,519,504	1.00%	10/18/11	$(3,740,706)

Summary of Investments by Sector (unaudited)	% of Investments	Value

Money Market Funds	100.0%	$14,283,464

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Money Market Funds	$14,283,464	$—	$—	$14,283,464

Other Financial Instruments, net*	$—	$(3,740,706)	$—	$(3,740,706)

*Other Financial Instruments include total return swap contracts.

See Notes to Schedules of Investments

COLOMBIA ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 93.1%
Basic Materials: 3.5%
5,628	Continental Gold Ltd. (CAD) *	$35,662
3,416	Eco Oro Minerals Corp. (CAD)	6,031
28,158	Gran Colombia Gold Corp. (CAD) *	15,854

		57,547

Consumer, Cyclical: 4.6%
6,491	Almacenes Exito S.A.	77,219

Consumer, Non-cyclical: 7.7%
10,575	Grupo Nutresa S.A.	127,558

Energy: 25.9%
2,824	C&C Energia Ltd. (CAD) *	15,900
36,899	Canacol Energy Ltd. (CAD) *	22,536
3,506	Ecopetrol S.A. (ADR)	141,257
13,708	Gran Tierra Energy, Inc. (USD) * §	65,387
3,405	Pacific Rubiales Energy Corp. (CAD)	72,136
7,341	Parex Resources, Inc. (CAD)	44,975
10,387	PetroMagdalena Energy Corp. (CAD)	9,912
2,985	Petrominerales Ltd. (CAD)	58,680

		430,783

Financial: 29.5%
5,364	BanColombia S.A.	78,654
1,892	BanColombia S.A. (ADR)	105,384
1,128,992	Bolsa de Valores de Colombia	19,889
24,937	Cia Colombiana de Inversiones S.A.	54,138
5,471	Corp Financiera Colombiana S.A.	97,798
51,407	Grupo Aval Acciones y Valores S.A.	33,827
5,831	Grupo de Inversiones Suramericana S.A.	100,305

		489,995

Industrial: 13.3%
14,109	Cementos Argos S.A.	79,683
14,995	Inversiones Argos S.A.	135,188
1,310,902	Tableros y Maderas de Caldas S.A.	6,622

		221,493

Utilities: 8.6%
12,645	Interconexion Electrica S.A. E.S.P.	76,001
58,291	Isagen S.A. E.S.P.	66,748

		142,749

Total Common Stocks (Cost: $1,832,454)		1,547,344

PREFERRED STOCKS: 6.8%
Financial: 6.8%
3,804	Banco Davivienda S.A.	40,011
116,794	Grupo Aval Acciones y Valores	73,223

Total Preferred Stocks (Cost: $120,938)		113,234

MONEY MARKET FUND: 2.6% (Cost: $43,345)
43,345	Dreyfus Government Cash Management Fund	43,345

Total Investments: 102.5% (Cost: $1,996,737)		1,703,923
Liabilities in excess of other assets: (2.5)%		(42,212)

NET ASSETS: 100.0%		$1,661,711

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
§	Illiquid Security — the aggregate value of illiquid securities is $65,387 which represents 1.0% of net assets.

COLOMBIA ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$1,547,344	$—	$—	$1,547,344

Preferred Stocks*	113,234	—	—	113,234

Money Market Fund	43,345	—	—	43,345

Total	$1,703,923	$—	$—	$1,703,923

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Basic Materials: 11.4%
1,325,806	Centamin Egypt Ltd. (GBP) * #	$1,929,044
282,243	Egyptian Financial & Industrial Co. * #	458,330
1,209,983	Ezz Steel * #	1,196,521
734,990	Sidi Kerir Petrochemcials Co. #	1,473,771

		5,057,666

Communications: 20.1%
141,953	Egyptian Co. for Mobile Services #	2,185,172
1,291,890	Orascom Telecom Holding SAE (GDR) * #	3,531,073
1,287,239	Telecom Egypt #	3,160,477

		8,876,722

Consumer, Cyclical: 1.8%
1,120,178	Arab Cotton Ginning Co. #	544,337
209,077	Nile Cotton Ginning Co. * #	232,171

		776,508

Consumer, Non-cyclical: 3.7%
2,126,389	Juhayna Food Industries * #	1,635,946

Diversified: 6.1%
2,670,525	Egyptian Kuwaiti Holding Co. #	2,705,004

Energy: 8.8%
2,260,493	Circle Oil Plc (GBP) #	834,324
625,562	Maridive & Oil Services SAE #	1,163,689
232,059	Transglobe Energy Corp. (CAD) *	1,879,543

		3,877,556

Financial: 34.9%
3,116,303	Amer Group Holding * #	544,906
340,052	Cairo Housing & Development Co. SAE #	238,290
2,038,390	Citadel Capital Corp. * #	1,210,119
347,796	Citadel Capital SAE Rights (EGP 5.00, expiring 10/03/11) * #	—
880,919	Commercial International Bank Egypt SAE #	3,366,427
903,224	Egyptian Financial Group-Hermes Holding SAE #	2,518,881
2,939,959	Egyptian for Tourism Resorts Co. * #	473,823
287,314	Medinet Nasr Housing * #	542,471
468,433	National Societe Generale Bank SAE #	1,802,724
2,468,283	Palm Hills Developments SAE * #	515,607
1,686,340	Pioneers Holding * #	878,428
351,971	Six of October Development & Investment Co. #	757,197
4,210,869	Talaat Moustafa Group * #	2,588,591

		15,437,464

Industrial: 13.1%
482,657	ElSewedy Electric Co. #	1,760,929
102,075	Orascom Construction Industries (GDR)	3,547,106
909,240	South Valley Cement Co. #	499,450

		5,807,485

Total Common Stocks: 99.9% (Cost: $59,928,809)		44,174,351
Other assets less liabilities: 0.1%		46,251

NET ASSETS: 100.0%		$44,220,602

CAD	Canadian Dollar
EGP	Egyptian Pound
GBP	British Pound
GDR	Global Depositary Receipt

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $38,747,702 which represents 87.6% of net assets.

EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Basic Materials	$—	$5,057,666	$—	$5,057,666

Communications	—	8,876,722	—	8,876,722

Consumer, Cyclical	—	776,508	—	776,508

Consumer, Non-cyclical	—	1,635,946	—	1,635,946

Diversified	—	2,705,004	—	2,705,004

Energy	1,879,543	1,998,013	—	3,877,556

Financial	—	15,437,464	—	15,437,464

Industrial	3,547,106	2,260,379	—	5,807,485

Total	$5,426,649	$38,747,702	$—	$44,174,351

See Notes to Schedules of Investments

GERMANY SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 93.8%
Basic Materials: 9.1%
567	H&R WASAG A.G. #	$11,266
2,059	SGL Carbon S.E. * #	108,555
5,257	Symrise A.G. #	121,681

		241,502

Communications: 6.6%
1,792	ADVA A.G. Optical Networking * #	7,955
1,270	Comdirect Bank A.G. #	12,497
2,296	Constantin Medien A.G. * #	4,510
2,290	Drillisch A.G. #	22,418
4,060	Freenet A.G. #	47,495
3,962	QSC A.G. * #	10,729
16,754	Sky Deutschland A.G. * #	42,850
857	Stroer Out-of-Home Media A.G. * #	12,299
176	XING A.G. #	12,824

		173,577

Consumer, Cyclical: 13.0%
1,936	Air Berlin Plc * #	7,007
1,155	BayWa A.G. #	44,805
846	Beter Bed Holding NV #	15,426
180	Bijou Brigitte A.G. #	16,392
931	CTS Eventim A.G. #	27,774
230	Delticom A.G. #	19,864
969	Douglas Holding A.G. #	38,087
1,439	ElringKlinger A.G. #	33,691
1,064	Gerry Weber International A.G. #	30,319
546	Grammer A.G. * #	9,132
619	Medion A.G.	12,458
2,662	Praktiker A.G. #	11,345
151	Rational A.G. #	33,947
185	Tipp24 S.E. * #	8,101
7,027	TUI A.G. * #	36,180

		344,528

Consumer, Non-cyclical: 9.7%
187	Bertrandt A.G. #	8,905
1,347	Carl Zeiss Meditec A.G. #	23,867
4,048	Evotec A.G. * #	12,137
759	GFK S.E. #	29,013
4,095	Micromet, Inc. (USD) *	19,656
933	Morphosys A.G. * #	23,832
263	Powerland A.G. * #	3,262
670	Sixt A.G. #	12,586
2,619	Stada Arzneimittel A.G. #	55,062
4,432	Wirecard A.G. #	67,904

		256,224

Energy: 1.8%
885	CropEnergies A.G. #	5,908
756	Fuchs Petrolub A.G. #	30,081
2,610	Nordex S.E. * #	12,832

		48,821

Financial: 15.3%
2,068	Aareal Bank A.G. * #	32,019
2,473	Alstria Office REIT-A.G. #	29,059
4,158	CA Immobilien Anlagen A.G. * #	50,253
2,949	Conwert Immobilien Invest S.E. #	35,509
479	Deutsche Beteiligungs A.G. #	9,559
1,955	Deutsche Euroshop A.G. #	65,615
3,496	Deutsche Wohnen A.G. #	46,518
1,147	DIC Asset A.G. #	8,749
4,158	GAGFAH S.A. #	25,158
1,166	GSW Immobilien A.G. * #	33,061
29,626	Hansteen Holdings Plc (GBP)	33,321
4,132	IVG Immobilien A.G. * #	14,492
2,713	TAG Immobilien A.G. #	21,890

		405,203

GERMANY SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Industrial: 31.0%
409	Asian Bamboo A.G. #	6,562
1,596	Aurubis A.G. #	80,811
1,867	Balda A.G. * #	14,325
422	Bauer A.G. #	9,654
1,421	Canadian Solar, Inc. (USD) *	5,229
352	CENTROTEC Sustainable A.G. #	6,372
50	Demag Cranes A.G.	3,914
3,889	Deutz A.G. * #	21,563
483	Duerr A.G. #	15,586
1,322	Gerresheimer A.G. #	55,409
2,278	Gildemeister A.G. * #	28,884
10,087	Heidelberger Druckmaschinen A.G. * #	21,070
755	Indus Holding A.G. #	19,035
1,706	Jenoptik A.G. * #	10,550
4,532	Kloeckner & Co S.E. #	55,877
583	Krones A.G. #	30,263
1,188	KUKA A.G. * #	21,251
1,422	Leoni A.G. #	45,650
2,313	MTU Aero Engines Holding A.G. #	144,445
844	NORMA Group * #	13,917
453	Pfeiffer Vacuum Technology A.G. #	39,846
317	Phoenix Solar A.G. * #	3,481
1,761	Rheinmetall A.G. #	82,722
1,334	Rofin-Sinar Technologies, Inc. (USD) *	25,613
138	Roth & Rau A.G. * #	4,074
303	Vossloh A.G. #	29,857
455	VTG A.G. #	8,233
929	Wacker Neuson S.E. #	10,523
2,387	Yingli Green Energy Holding Co. Ltd. (ADR) *	7,400

		822,116

Technology: 7.3%
656	Bechtle A.G. #	21,867
411	Centrotherm Photovoltaics A.G. * #	8,402
2,710	Dialog Semiconductor Plc * #	45,945
3,981	Hanwha SolarOne Co. Ltd. (ADR) *	9,594
2,029	Kontron A.G. #	14,677
100	Manz Automation A.G. * #	3,346
6,083	Q-Cells A.G. * #	4,737
3,807	Solarworld A.G. #	15,772
875	Suss Microtec A.G. #	7,378
1,362	Wincor Nixdorf A.G. #	61,242

		192,960

Total Common Stocks (Cost: $3,613,719)		2,484,931

PREFERRED STOCKS: 4.8%
Consumer, Non-cyclical: 1.5%
243	Biotest A.G. #	11,935
282	Draegerwerk A.G. & Co.	27,018

		38,953

Energy: 2.6%
1,679	Fuchs Petrolub A.G. #	68,798

Industrial: 0.7%
757	Jungheinrich A.G. #	20,142

Total Preferred Stocks (Cost: $165,576)		127,893

CLOSED-END FUND: 1.6% (Cost: $52,882)
725	BB Biotech A.G. #	42,282

MONEY MARKET FUND: 1.7% (Cost: $46,316)
46,316	Dreyfus Government Cash Management Fund	46,316

Total Investments: 101.9% (Cost: $3,878,493)		2,701,422
Liabilities in excess of other assets: (1.9)%		(50,971)

NET ASSETS: 100.0%		$2,650,451

GERMANY SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,537,921 which represents 95.8% of net assets.

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Basic Materials	$—	$241,502	$—	$241,502

Communications	—	173,577	—	173,577

Consumer, Cyclical	12,458	332,070	—	344,528

Consumer, Non-cyclical	19,656	236,568	—	256,224

Energy	—	48,821	—	48,821

Financial	33,321	371,882	—	405,203

Industrial	42,156	779,960	—	822,116

Technology	9,594	183,366	—	192,960

Preferred Stocks*	—	127,893	—	127,893

Closed-End Fund	—	42,282	—	42,282

Money Market Fund	46,316	—	—	46,316

Total	$163,501	$2,537,921	$—	$2,701,422

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

GULF STATES INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Bahrain: 4.7%
999,794	Ahli United Bank B.S.C.	$699,856
132,117	Bahrain Telecom Co.	140,159
185,599	Gulf Finance House E.C. *	25,056

		865,071

Iraq: 1.2%
243,332	DNO International ASA (NOK) * #	222,999

Kuwait: 37.6%
215,000	Boubyan Bank K.S.C. * #	464,361
160,000	Boubyan Petrochemicals Co. #	325,542
167,918	Burgan Bank * #	301,681
370,000	Gulf Bank K.S.C. *	694,585
65,000	Investment Dar Co. K.S.C. * #	—
464,991	Kuwait Finance House	1,510,801
172,231	Kuwait Investment Projects Co. K.S.C.C. #	195,071
420,000	Mobile Telecommunications Co. K.S.C.	1,425,271
378,629	National Bank of Kuwait S.A.K. #	1,438,632
355,000	National Industries Group (Holding) S.A. * #	273,095
100,000	National Investments Co. K.S.C.C. * #	68,309
230,000	Public Warehousing Co. K.S.C. #	255,251

		6,952,599

Oman: 4.2%
277,662	Bank Muscat S.A.O.G. #	484,009
107,201	Omani Qatari Telecommunications Co. S.A.O.G. #	178,470
72,266	Renaissance Services S.A.O.G.	120,490

		782,969

Qatar: 30.7%
35,602	Barwa Real Estate Co. Q.S.C. #	285,309
22,639	Commercial Bank of Qatar #	487,052
18,911	Doha Bank Q.S.C. #	313,103
134,482	Masraf Al Rayan Q.S.C. * #	906,016
9,149	Qatar Electricity & Water Co. Q.S.C. #	344,183
3,804	Qatar Fuel Co. #	252,325
51,236	Qatar Gas Transport Co. Ltd. (Nakilat) #	239,408
21,619	Qatar Islamic Bank S.A.Q. #	473,516
38,995	Qatar National Bank S.A.Q. #	1,513,201
17,395	Qatar Telecom (QTel) Q.S.C. #	698,190
77,347	Vodafone Qatar QSC * #	161,680

		5,673,983

United Arab Emirates: 21.5%
716,734	Abu Dhabi Commercial Bank * #	567,771
836,853	Air Arabia PJSC #	142,012
421,834	Aldar Properties PJSC * #	131,800
268,090	Arabtec Holding Co. PJSC * #	97,185
1,183,541	Dana Gas PJSC * #	175,106
69,863	DP World Ltd. #	705,795
585,549	Dubai Financial Market PJSC * #	169,949
208,522	Dubai Islamic Bank #	111,284
1,093,220	Emaar Properties PJSC #	802,761
82,343	First Gulf Bank PJSC #	316,473
262,586	National Bank of Abu Dhabi PJSC #	754,822

		3,974,958

Total Common Stocks (Cost: $19,198,908)		18,472,579

Principal Amount

CONVERTIBLE BOND: 0.0% (Cost: $4,372)
1,683	Bank Muscat S.A.O.G. 7.00%, 03/20/14 #	4,873

Number of Shares

MONEY MARKET FUND: 0.6% (Cost: $111,477)
111,477	Dreyfus Government Cash Management Fund	111,477

Total Investments: 100.5% (Cost: $19,314,757)		18,588,929
Liabilities in excess of other assets: (0.5)%		(96,557)

NET ASSETS: 100.0%		$18,492,372

NOK	Norwegian Krone

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $13,861,234 which represents 75.0% of net assets.

GULF STATES INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	1.8%	$325,542

Communications	14.0	2,603,770

Consumer, Cyclical	2.1	397,263

Consumer, Non-cyclical	3.8	705,795

Diversified	1.1	195,071

Energy	4.1	770,920

Financial	67.4	12,525,220

Industrial	2.0	370,280

Utilities	3.1	583,591

Money Market Fund	0.6	111,477

	100.0%	$18,588,929

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Bahrain	$865,071	$—	$—	$865,071

Iraq	—	222,999	—	222,999

Kuwait	3,630,657	3,321,942	—	6,952,599

Oman	120,490	662,479	—	782,969

Qatar	—	5,673,983	—	5,673,983

United Arab Emirates	—	3,974,958	—	3,974,958

Convertible Bond	—	4,873	—	4,873

Money Market Fund	111,477	—	—	111,477

Total	$4,727,695	$13,861,234	$—	$18,588,929

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2011:

Balance as of 12/31/10	$17,815

Realized gain (loss)	—

Change in unrealized appreciation (depreciation)	—

Purchases	—

Sales	—

Transfers in and/or out of level 3†	(17,815)

Balance as of 9/30/11	$—

†	Security transferred out of Level 3 into level 1, due to increased liquidity

See Notes to Schedules of Investments

INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.5%
Basic Materials: 4.0%
67,415	Adhunik Metaliks Ltd. #	$64,311
321,832	Chambal Fertilizers & Chemicals Ltd. #	613,249
44,136	Deepak Fertilizers & Petrochemicals Corp. Ltd. #	148,471
127,258	Gujarat Narmada Valley Fertilizers Co. Ltd. #	229,540
50,828	Gujarat State Fertilizers & Chemicals Ltd. #	457,070
39,794	Jindal Poly Films Ltd. #	165,448
44,492	Uttam Galva Steels Ltd. * #	63,959

		1,742,048

Communications: 6.0%
133,084	Deccan Chronicle Holdings Ltd. * #	149,629
71,231	DEN Networks Ltd. * #	101,248
515,849	Mahanagar Telephone Nigam * #	330,504
130,684	Rediff.com India Ltd. (ADR)	858,594
393,370	Sterlite Technologies Ltd. #	287,809
1,587,901	Sujana Towers Ltd. * #	847,548

		2,575,332

Consumer, Cyclical: 22.1%
1,003,402	Alok Industries Ltd. #	372,952
243,959	Amtek Auto Ltd. #	637,999
188,855	Amtek India Ltd. #	537,103
186,165	Ansal Properties & Infrastructure Ltd. #	121,620
162,117	Arvind Ltd. * #	323,493
26,310	Bata India Ltd. #	347,451
29,511	Bombay Dyeing & Manufacturing Co. Ltd. #	220,482
86,180	Bombay Rayon Fashions Ltd.	486,638
20,868	Eicher Motors Ltd. #	682,191
388,122	Hotel Leela Venture Ltd. #	284,378
66,764	Jet Airways India Ltd. * #	318,547
475,517	Kingfisher Airlines Ltd. * #	193,358
3,858	MRF Ltd. #	518,675
213,909	Orbit Corp. Ltd. * #	139,715
389,504	Rajesh Exports Ltd. #	961,136
50,259	Raymond Ltd. * #	341,339
41,965	Reliance MediaWorks Ltd. * #	77,589
259,270	S Kumars Nationwide Ltd. * #	220,343
33,125	Shree Ganesh Jewellery House Ltd. #	94,369
258,275	SpiceJet Ltd. * #	111,355
30,275	SRF Ltd. #	190,917
24,564	State Trading Corp. India of Ltd. #	78,022
57,985	Timken India Ltd. #	248,378
8,755	TTK Prestige Ltd. #	459,534
453,839	TVS Motor Co. Ltd. #	563,488
53,605	UTV Software Communications Ltd. * #	1,036,130

		9,567,202

Consumer, Non-cyclical: 8.8%
128,678	Aptech Ltd. #	302,860
214,182	Bajaj Hindusthan Ltd. #	167,661
471,414	Bajaj Hindusthan Ltd. Rights (INR 36.00, expiring 10/13/11) #	26,470
433,434	Balrampur Chini Mills Ltd. * #	405,547
19,106	Dredging Corp. of India Ltd. #	96,794
44,542	Everonn Education Ltd. #	339,253
251,573	KS Oils Ltd. #	51,403
44,812	McLeod Russel India Ltd. #	217,054
135,518	Noida Toll Bridge Co. Ltd. #	65,412
48,065	Orchid Chemicals & Pharmaceuticals Ltd. #	154,395
1,481,656	REI Agro Ltd. #	748,040
219,337	Sterling Biotech Ltd. #	309,101
39,785	Strides Arcolab Ltd. #	285,637
357,962	Sun Pharma Advanced Research Co. Ltd. * #	566,158
99,006	Triveni Turbine Ltd. * #	68,155

		3,803,940

INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Diversified: 4.6%
33,613	Aban Offshore Ltd. #	240,462
76,187	Century Textile & Industries Ltd. #	473,777
79,532	Prakash Industries Ltd. * #	83,263
447,053	Sintex Industries Ltd. #	1,153,232
93,846	Triveni Engineering & Industries Ltd. #	41,098

		1,991,832

Energy: 2.8%
62,665	Great Offshore Ltd. #	154,974
1,074,397	Gujarat NRE Coke Ltd. #	525,566
100,913	Hindustan Oil Exploration Co. Ltd. #	220,433
16,485	Reliance Industrial Infrastructure Ltd. #	132,711
42,178	Shiv-Vani Oil & Gas Exploration Services Ltd. #	167,494

		1,201,178

Financial: 16.7%
43,013	Ackruti City Ltd. #	166,398
228,203	Anant Raj Industries Ltd. #	266,069
306,779	Bank of Maharashtra Ltd. #	287,125
210,248	DB Realty Ltd. * #	211,670
336,999	Development Credit Bank Ltd. * #	298,336
71,472	Dewan Housing Finance Corp. Ltd. #	341,337
67,796	Future Capital Holdings Ltd. #	187,967
1,846,006	IFCI Ltd. #	1,147,795
683,328	India Infoline Ltd. #	972,587
196,915	Karnataka Bank Ltd. #	335,604
71,059	OMAXE Ltd. *	202,331
574,087	Parsvnath Developers Ltd. * #	757,021
2,416,068	South Indian Bank Ltd. #	1,092,667
389,046	SREI Infrastructure Finance Ltd. #	268,053
235,012	United Bank of India Ltd. * #	355,381
301,018	Vijaya Bank Ltd. #	332,884

		7,223,225

Industrial: 22.2%
60,737	A2Z Maintenance and Engineering Services Ltd. * #	257,762
25,480	ABG Shipyard Ltd. #	204,528
15,530	ARSS Infrastructure Projects Ltd. * #	105,185
20,838	BEML Ltd. #	194,020
68,934	BGR Energy Systems Ltd. #	449,328
92,933	Elecon Engineering Co. Ltd. * #	145,657
270,311	Electrosteel Castings Ltd. #	158,020
322,578	Era Infra Engineering Ltd. #	1,013,285
91,285	Escorts Ltd. #	130,664
206,548	Gateway Distriparks Ltd. #	590,845
40,929	HEG Ltd. #	179,296
689,858	Hindustan Construction Co. Ltd. #	402,473
195,626	India Cements Ltd. #	287,513
631,582	IVRCL Infrastructures & Projects Ltd. #	449,600
170,490	Jai Corp. Ltd. #	272,894
11,788	Lakshmi Machine Works Ltd. #	466,505
173,201	Madras Cements Ltd. #	352,608
73,796	Maharashtra Seamless Ltd.	531,979
49,538	Man Infraconstruction Ltd. #	138,091
556,999	Mercator Lines Ltd. #	273,196
373,499	Nagarjuna Construction Co. Ltd. #	457,540
50,822	Patel Engineering Ltd. * #	96,287
75,649	Praj Industries Ltd. * #	108,224
412,153	Prism Cement Ltd. #	354,401
981,943	Punj Lloyd Ltd. #	1,077,610
45,988	Uflex Ltd. #	131,178
20,571	VIP Industries Ltd. #	380,195
167,655	Welspun Corp. Ltd. #	379,647

		9,588,531

Technology: 9.0%
87,333	3i Infotech Ltd. #	46,380
187,750	Educomp Solutions Ltd. #	907,308
274,340	Firstsource Solutions Ltd. * #	62,505
33,905	Glodyne Technoserve Ltd. #	257,008
79,644	GTL Ltd. #	94,067
733,240	Hexaware Technologies Ltd. #	1,239,412
352,025	Moser Baer India Ltd. #	153,897
157,712	NIIT Ltd. #	141,107
70,147	NIIT Technologies Ltd. #	279,396
32,752	Persistent Systems Ltd. #	203,150
308,228	Rolta India Ltd. #	518,435

		3,902,665

INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Utilities: 3.3%
37,697	BF Utilities Ltd. * #	351,101
52,319	Jyoti Structures Ltd. #	70,519
83,770	Kalpataru Power Transmission Ltd. #	186,854
590,399	PTC India Ltd. #	817,281

		1,425,755

Total Common Stocks (Cost: $59,477,585)		43,021,708

MONEY MARKET FUND: 3.1% (Cost: $1,338,385)
1,338,385	Dreyfus Government Cash Management Fund	1,338,385

Total Investments: 102.6% (a) (Cost: $60,815,970)		44,360,093
Liabilities in excess of other assets: (2.6)%		(1,105,965)

NET ASSETS: 100.0%		$43,254,128

ADR	American Depositary Receipt
INR	Indian Rupee

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $40,942,166 which represents 94.7% of net assets.

(a)	The India Small-Cap Index ETF makes its investments through a wholly owned subsidiary organized in the Republic of Mauritius.

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Basic Materials	$—	$1,742,048	$—	$1,742,048

Communications	858,594	1,716,738	—	2,575,332

Consumer, Cyclical	486,638	9,080,564	—	9,567,202

Consumer, Non-cyclical	—	3,803,940	—	3,803,940

Diversified	—	1,991,832	—	1,991,832

Energy	—	1,201,178	—	1,201,178

Financial	202,331	7,020,894	—	7,223,225

Industrial	531,979	9,056,552	—	9,588,531

Technology	—	3,902,665	—	3,902,665

Utilities	—	1,425,755	—	1,425,755

Money Market Fund	1,338,385	—	—	1,338,385

Total	$3,417,927	$40,942,166	$—	$44,360,093

See Notes to Schedules of Investments

INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Basic Materials: 3.6%
17,124,000	Aneka Tambang Tbk PT * #	$2,887,889
47,161,000	Borneo Lumbung Energi & Metal Tbk PT * #	4,705,737
25,066,000	Delta Dunia Makmur Tbk PT * #	1,937,207
13,190,000	Indah Kiat Pulp and Paper Corp. Tbk PT * #	1,338,494
10,692,000	International Nickel Indonesia Tbk PT #	3,637,448
2,516,978	Intrepid Mines Ltd. (AUD) * #	2,220,262

		16,727,037

Communications: 9.7%
8,358,000	Indosat Tbk PT #	4,943,921
1,052,565	Telekomunikasi Indonesia Tbk PT (ADR)	34,808,325
8,739,500	XL Axiata Tbk PT #	4,893,488

		44,645,734

Consumer, Cyclical: 11.3%
5,275,500	Astra International Tbk PT #	37,711,879
450,000	Jardine Cycle & Carriage Ltd. (SGD) #	14,351,834

		52,063,713

Consumer, Non-cyclical: 16.6%
1,625,000	Astra Agro Lestari Tbk PT #	3,521,589
37,053,000	Charoen Pokphand Indonesia Tbk PT #	9,958,409
31,128,000	Golden Agri-Resources Ltd. (SGD) #	14,458,073
2,365,000	Gudang Garam Tbk PT #	13,985,677
22,508,000	Indofood Sukses Makmur Tbk PT #	12,792,311
20,830,500	Kalbe Farma Tbk PT #	7,626,449
14,344,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	3,307,434
5,877,000	Unilever Indonesia Tbk PT #	10,956,446

		76,606,388

Diversified: 2.0%
10,674,000	First Pacific Company Ltd. (HKD) #	9,424,287

Energy: 13.7%
65,588,500	Adaro Energy Tbk PT #	12,627,893
932,900	Banpu PCL (THB) #	15,628,799
75,605,000	Bumi Resources Tbk PT #	16,479,325
2,025,000	Indo Tambangraya Megah PT #	8,923,270
7,006,500	Medco Energi Internasional Tbk PT #	1,693,378
4,140,000	Tambang Batubara Bukit Asam Tbk PT #	7,822,829

		63,175,494

Financial: 28.7%
45,028,500	Bank Central Asia Tbk PT #	39,027,234
16,218,848	Bank Danamon Indonesia Tbk PT #	8,405,394
39,714,151	Bank Mandiri PT #	28,077,554
38,249,932	Bank Negara Indonesia (Persero) Tbk PT #	15,981,259
44,585,500	Bank Rakyat Indonesia Tbk PT #	29,193,209
35,869,500	Bumi Serpong Damai PT #	3,508,549
102,928,500	Lippo Karawaci Tbk PT * #	7,888,431

		132,081,630

Industrial: 10.9%
374,768,500	Bakrie and Brothers Tbk PT * #	2,145,997
9,253,000	Indocement Tunggal Prakarsa Tbk PT #	14,570,307
14,909,500	Semen Gresik Persero Tbk PT #	13,954,595
7,840,469	United Tractors Tbk #	19,374,134

		50,045,033

Utilities: 3.5%
53,429,000	Perusahaan Gas Negara Tbk PT #	16,058,854

Total Common Stocks: 100.0% (Cost: $511,764,257)		460,828,170
Liabilities in excess of other assets: (0.0)%		(25,065)

NET ASSETS: 100.0%		$460,803,105

ADR	American Depositary Receipt
AUD	Australian Dollar
HKD	Hong Kong Dollar
SGD	Singapore Dollar
THB	Thai Baht

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $426,019,845 which represents 92.5% of net assets.

INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Basic Materials	$—	$16,727,037	$—	$16,727,037

Communications	34,808,325	9,837,409	—	44,645,734

Consumer, Cyclical	—	52,063,713	—	52,063,713

Consumer, Non-cyclical	—	76,606,388	—	76,606,388

Diversified	—	9,424,287	—	9,424,287

Energy	—	63,175,494	—	63,175,494

Financial	—	132,081,630	—	132,081,630

Industrial	—	50,045,033	—	50,045,033

Utilities	—	16,058,854	—	16,058,854

Total	$34,808,325	$426,019,845	$—	$460,828,170

See Notes to Schedules of Investments

LATIN AMERICA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 90.8%
Argentina: 0.9%
4,141	Banco Macro S.A. (ADR)	$82,861
6,136	Grupo Financiero Galicia S.A. (ADR)	50,806

		133,667

Brazil: 29.8%
18,450	Aliansce Shopping Centers S.A.	122,166
12,345	American Banknote S.A.	126,585
8,600	Arezzo Industria e Comercio S.A.	91,477
6,850	Autometal S.A.	45,539
21,921	B2W Cia Global Do Varejo	173,479
31,100	BR Properties S.A.	280,359
45,200	Brasil Brokers Participacoes S.A.	143,275
238,650	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. *	73,616
17,600	Brasil Insurance Participacoes e Administracao S.A.	161,936
50,097	Brookfield Incorporacoes S.A.	147,873
12,850	Cia de Saneamento de Minas Gerais-COPA S.A.	201,335
26,250	Drogasil S.A.	156,223
11,850	Equatorial Energia S.A.	72,666
6,000	Estacio Participacoes S.A.	51,855
16,950	Eternit S.A.	74,191
40,850	Even Construtora e Incorporadora S.A.	118,189
10,450	EZ TEC Empreendimentos e Participacoes S.A.	68,361
11,500	Fleury S.A. *	133,639
30,750	GP Investments Ltd. (BDR) *	67,216
17,800	Grendene S.A.	71,759
8,600	Iguatemi Empresa de Shopping Centers S.A.	142,476
10,050	Industrias Romi S.A.	36,560
20,950	Inpar S.A. *	25,738
13,950	Iochpe Maxion S.A.	138,665
19,200	JHSF Participacoes S.A.	41,765
12,200	Julio Simoes Logistica S.A.	54,374
12,600	Login Logistica Intermodal S.A. *	42,888
6,860	LPS Brasil Consultoria de Imoveis S.A.	108,833
7,100	Lupatech S.A. *	31,493
8,800	Magazine Luiza S.A.	54,150
42,800	Magnesita Refratarios S.A. *	137,716
18,150	Mills Estruturas e Servicos de Engenharia S.A. *	169,989
7,550	Minerva S.A.	19,796
94,280	Mirabela Nickel Ltd. (AUD) * #	120,041
55,900	Paranapanema S.A.	110,299
16,950	Plascar Participacoes Industriais S.A. *	19,021
5,600	Positivo Informatica S.A.	16,053
11,350	Raia S.A. *	150,005
11,850	Redentor Energia S.A.	37,562
5,600	Restoque Comercio e Confeccoes de Roupas S.A.	59,894
5,400	Rodobens Negocios Imobiliarios S.A.	26,939
39,350	Rossi Residencial S.A.	182,283
11,250	SLC Agricola S.A.	94,116
5,750	Sonae Sierra Brasil S.A.	67,615
9,150	T4F Entretenimento S.A. *	56,450
7,600	Technos S.A.	63,581
22,800	Tecnisa S.A.	110,468
4,800	Tegma Gestao Logistica S.A.	52,027
19,150	Tereos Internacional S.A.	24,444

		4,576,980

Canada: 23.3%
27,549	Alamos Gold, Inc.	414,063
20,239	Argonaut Gold, Inc. *	101,012
31,301	Aura Minerals, Inc. *	34,948
39,759	AuRico Gold, Inc. (USD) *	373,735
60,046	B2Gold Corp. *	223,475
17,668	Bear Creek Mining Corp. *	66,767
9,066	C&C Energia Ltd. *	51,044

LATIN AMERICA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

118,443	Canacol Energy Ltd. *	72,338
78,559	Capstone Mining Corp. *	181,423
18,065	Continental Gold Ltd. *	114,469
19,486	Endeavour Silver Corp. (USD) *	174,984
19,180	Exeter Resource Corp. (USD) *	69,623
20,148	Extorre Gold Mines Ltd. *	117,862
23,730	First Majestic Silver Corp. *	362,098
28,903	Fortuna Silver Mines, Inc. *	143,426
58,665	Gran Tierra Energy, Inc. (USD) *	279,832
30,817	Great Panther Silver Ltd. *	77,344
10,234	MAG Silver Corp. (USD) *	80,235
18,837	Minefinders Corp. (USD) *	262,211
46,168	Minera Andes, Inc.	81,947
23,564	Parex Resources, Inc.	144,366
32,746	Rio Alto Mining Ltd.	80,623
45,257	Sulliden Gold Corp Ltd. *	76,011

		3,583,836

Chile: 11.8%
15,683	Administradora de Fondos de Pensiones Provida S.A.	60,058
68,638	AFP Habitat S.A.	71,986
98,583	AquaChile S.A.	54,067
75,333	Besalco S.A.	91,604
982,387	Cia Pesquera Camanchaca S.A. *	91,802
501,603	Cia Sudamericana de Vapores S.A. *	112,290
67,914	Cruz Blanca Salud S.A.	60,884
36,596	Empresas Hites S.A.	20,289
534,768	Empresas Iansa S.A. *	35,576
58,843	Empresas La Polar S.A.	48,442
101,773	Inversiones Aguas Metropolitanas S.A.	140,050
494,553	Masisa S.A.	44,178
86,808	Multiexport Foods S.A.	21,685
6,230,346	Norte Grande S.A.	78,555
106,449	Parque Arauco S.A.	174,360
164,962	Ripley Corp. S.A.	133,328
56,951	Salfacorp S.A.	149,476
5,944,003	Sociedad de Inversiones Oro Blanco S.A.	99,057
85,773	Sonda S.A.	184,866
77,793	Vina Concha y Toro S.A.	139,273

		1,811,826

Luxembourg: 0.4%
7,677	Adecoagro S.A. (USD) *	66,176

Mexico: 14.8%
144,150	Alsea S.A.B de C.V.	104,980
164,300	Axtel S.A.B. de C.V. *	59,828
120,750	Bolsa Mexicana de Valores S.A.B. de C.V.	166,735
63,950	Cia Minera Autlan S.A.B de C.V. *	68,338
308,500	Consorcio ARA S.A.B. de C.V.	87,422
100,200	Corp GEO S.A.B de C.V. *	129,545
3,577	Desarrolladora Homex S.A.B. de C.V. (ADR) *	48,289
101,950	Empresas ICA S.A.B. de C.V. *	113,135
24,000	Gruma, S.A. de C.V. (Class B) *	41,793
166,500	Grupo Aeromexico S.A.B. de C.V. *	289,337
39,450	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	63,548
9,819	Grupo Aeroportuario del Pacifico S.A.B. de C.V. (ADR)	326,089
4,656	Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR)	231,496
30,200	Grupo Famsa S.A.B. de C.V. *	23,518
29,450	Grupo Simec S.A.B de C.V. *	59,459
33,000	Industrias CH S.A.B. de C.V. *	93,491
696,000	TV Azteca S.A. de C.V.	370,372

		2,277,375

Panama: 0.8%
7,624	Banco Latinoamericano de Comercio Exterior S.A. (USD)	116,114

Peru: 0.7%
115,130	Ferreyros S.A.	102,116

LATIN AMERICA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Puerto Rico: 1.1%
10,208	Oriental Financial Group, Inc.	98,711
4,568	Triple-S Management Corp. *	76,514

		175,225

United Kingdom: 2.8%
106,046	Patagonia Gold Plc *	85,165
18,828	Silver Standard Resources, Inc. (USD) *	345,494

		430,659

United States: 4.4%
20,846	BPZ Resources, Inc. *	57,743
11,038	Gold Resource Corp.	183,783
7,673	Harvest Natural Resources, Inc. *	65,758
28,209	International Minerals Corp. * #	195,370
18,172	Jaguar Mining, Inc. *	85,408
5,592	Superior Industries International, Inc.	86,396

		674,458

Total Common Stocks (Cost: $18,640,543)		13,948,432

PREFERRED STOCKS: 9.4%
Brazil: 8.8%
11,600	Banco ABC Brasil S.A. *	57,684
13,450	Banco Daycoval S.A.	60,803
14,500	Banco Industrial e Comercial S.A.	56,913
11,150	Banco Panamericano S.A. *	36,529
5,400	Centrais Eletricas de Santa Catarina S.A.	102,960
9,600	Cia de Ferro Ligas da Bahia	49,678
5,300	Cia Energetica do Ceara	91,638
51,290	Confab Industrial S.A. *	138,574
8,650	Contax Participacoes S.A. *	83,452
10,050	Kroton Educacional S.A. *	96,371
59,800	Marcopolo S.A.	219,450
29,550	Randon Implementos e Participacoes S.A.	161,089
18,750	Sao Paulo Alpargatas S.A. *	104,108
3,950	Saraiva S.A. Livreiros Editores	53,150
4,935	Telecomunicacoes Brasileiras S.A. *	35,249

		1,347,648

Mexico: 0.6%
68,500	Controladora Comercial Mexicana S.A.B de C.V. *	91,426

Total Preferred Stocks (Cost: $1,667,385)		1,439,074

MONEY MARKET FUND: 0.4% (Cost: $68,717)
68,717	Dreyfus Government Cash Management Fund	68,717

Total Investments: 100.6% (Cost: $20,376,645)		15,456,223
Liabilities in excess of other assets: (0.6)%		(91,318)

NET ASSETS: 100.0%		$15,364,905

ADR	American Depositary Receipt
AUD	Australian Dollar
BDR	Brazilian Depositary Receipt
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $315,411 which represents 2.1% of net assets.

LATIN AMERICA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	28.4%	$4,383,469

Communications	4.5	692,078

Consumer, Cyclical	16.9	2,605,551

Consumer, Non-cyclical	9.4	1,451,598

Energy	5.0	776,190

Financial	17.1	2,650,134

Industrial	12.9	1,997,409

Technology	1.2	184,866

Utilities	4.2	646,211

Money Market Fund	0.4	68,717

	100.0%	$15,456,223

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Argentina	$133,667	$—	$—	$133,667

Brazil	4,456,939	120,041	—	4,576,980

Canada	3,583,836	—	—	3,583,836

Chile	1,811,826	—	—	1,811,826

Luxembourg	66,176	—	—	66,176

Mexico	2,277,375	—	—	2,277,375

Panama	116,114	—	—	116,114

Peru	102,116	—	—	102,116

Puerto Rico	175,225	—	—	175,225

United Kingdom	430,659	—	—	430,659

United States	479,088	195,370	—	674,458

Preferred Stocks

Brazil	1,347,648	—	—	1,347,648

Mexico	91,426	—	—	91,426

Money Market Fund	68,717	—	—	68,717

Total	$15,140,812	$315,411	$—	$15,456,223

See Notes to Schedules of Investments

POLAND ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Basic Materials: 8.9%
68,433	KGHM Polska Miedz S.A. * #	$2,696,998
910,198	Synthos S.A. #	1,023,401

		3,720,399

Communications: 11.3%
107,028	Cyfrowy Polsat S.A. * #	483,604
566,272	Netia S.A. *	851,796
422,791	Telekomunikacja Polska S.A. #	2,223,928
273,754	TVN S.A. #	1,182,595

		4,741,923

Consumer, Non-cyclical: 7.0%
7,538,636	Bioton S.A. * #	180,671
113,224	Central European Distribution Corp. (USD) * †	793,700
125,881	Jeronimo Martins, SGPS, S.A. (EUR) #	1,968,670

		2,943,041

Energy: 16.6%
110,491	Grupa LOTOS S.A. * #	836,211
67,149	Jastrzebska Spolka Weglowa S.A.	1,734,457
214,193	Polski Koncern Naftowy Orlen S.A. * #	2,348,613
1,667,733	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	2,044,549

		6,963,830

Financial: 37.1%
59,128	Bank Handlowy w Warszawie S.A. #	1,238,544
746,569	Bank Millennium S.A. #	1,024,746
66,878	Bank Pekao S.A. #	2,707,602
22,855	BRE Bank S.A. * #	1,665,715
582,837	Getin Holding S.A. * #	1,268,494
289,879	Globe Trade Centre S.A. * #	1,028,788
352,515	PKO Bank Polski S.A. #	3,496,021
29,511	Powszechny Zaklad Ubezpieczen S.A. #	2,799,469
21,899	Warsaw Stock Exchange * #	279,762

		15,509,141

Industrial: 2.0%
203,676	Cersanit S.A. * #	288,137
11,467	PBG S.A. #	193,575
915,057	Polimex-Mostostal S.A. #	365,598

		847,310

Technology: 3.7%
126,363	Asseco Poland S.A. #	1,542,003

Utilities: 13.3%
231,730	Enea S.A. * #	1,119,660
430,838	Polska Grupa Energetyczna S.A. #	2,529,796
1,235,244	Tauron Polska Energia S.A. #	1,901,003

		5,550,459

Total Common Stocks (Cost: $61,713,487)		41,818,106

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.8% (Cost: $762,030)
762,030	Bank of New York Overnight Government Fund	762,030

Total Investments: 101.7% (Cost: $62,475,517)		42,580,136
Liabilities in excess of other assets: (1.7)%		(730,900)

NET ASSETS: 100.0%		$41,849,236

EUR	Euro
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $741,709.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $38,438,153 which represents 91.8% of net assets.

POLAND ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Basic Materials	$—	$3,720,399	$—	$3,720,399

Communications	851,796	3,890,127	—	4,741,923

Consumer, Non-cyclical	793,700	2,149,341	—	2,943,041

Energy	1,734,457	5,229,373	—	6,963,830

Financial	—	15,509,141	—	15,509,141

Industrial	—	847,310	—	847,310

Technology	—	1,542,003	—	1,542,003

Utilities	—	5,550,459	—	5,550,459

Money Market Fund	762,030	—	—	762,030

Total	$4,141,983	$38,438,153	$—	$42,580,136

See Notes to Schedules of Investments

RUSSIA ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.3%
Basic Materials: 23.2%
165,851	Akron JSC (USD)	$5,762,782
1,522,840	Evraz Group S.A. (GDR) * † # Reg S	23,711,141
4,968,252	JSC MMC Norilsk Nickel (ADR) * † #	107,061,846
2,989,415	Magnitogorsk Iron & Steel Works (GDR) * † # Reg S	14,187,656
1,447,719	Mechel OAO (ADR)	14,752,257
2,084,342	Novolipetsk Steel (GDR) #	42,244,916
1,388,957	Polymetal (GDR) * † # Reg S	21,328,771
2,031,971	Polyus Gold International Ltd. (GDR)	6,685,185
3,504,610	Severstal (GDR) # Reg S	36,610,302
53,021,000	United Company RUSAL Plc (HKD) * #	45,792,068
1,990,445	Uralkali (GDR) * † # Reg S	67,934,316

		386,071,240

Communications: 11.6%
547,062	CTC Media, Inc. (USD)	4,868,852
694,150	Mail.ru Group Ltd. (GDR) #	20,098,514
3,593,316	Mobile TeleSystems OJSC (ADR)	44,197,787
10,236,143	Rostelecom	46,807,804
1,678,052	Sistema JSFC (GDR) † # Reg S	23,336,114
5,662,595	VimpelCom Ltd. (ADR)	53,964,530

		193,273,601

Consumer, Cyclical: 0.4%
3,862,531	Aeroflot - Russian Airlines OJSC (USD)	6,210,575

Consumer, Non-cyclical: 4.3%
1,547,198	Magnit OAO (GDR) * † # Reg S	29,329,771
933,052	O’Key Group S.A. (GDR) * † #	5,890,745
365,170	Pharmacy Chain 36.6 OAO (USD) *	544,492
525,743	Pharmstandard (GDR) * # Reg S	9,974,702
943,382	X5 Retail Group N.V. (GDR) * #	25,942,995

		71,682,705

Energy: 38.9%
3,297,885	Gazprom Neft OAO (ADR) † #	57,094,766
622,176	Intergra Group (GDR) * † #	1,004,713
2,294,262	Lukoil (ADR) #	115,632,117
759,639	Novatek OAO (GDR) † # Reg S	87,213,001
14,226,305	OAO Gazprom (ADR) * † #	136,184,875
2,715,486	Raspadskaya *	8,013,198
20,394,950	Rosneft Oil Co. (GDR) * #	118,487,338
11,491,731	Surgutneftegaz (ADR) * † #	92,224,439
1,262,851	Tatneft (ADR) # Reg S	31,057,644

		646,912,091

Financial: 11.9%
1,791,606	LSR Group (GDR) # Reg S	6,527,057
1,715,473	PIK Group (GDR) * † # Reg S	5,601,723
50,944,808	Sberbank RF	110,410,237
18,189,979	VTB Bank OJSC (GDR) † # Reg S	74,534,403

		197,073,420

Industrial: 1.3%
549,966	Globaltrans Investment Plc (GDR) #	7,472,986
893,096	Novorossiysk Commercial Sea Port (GDR) * † # Reg S	6,315,918
815,189	OAO TMK (GDR) † #	7,426,925

		21,215,829

Utilities: 8.7%
219,272,504	E.ON Russia JSC (USD) *	13,868,547
4,367,970,671	Federal Grid Co. Unified Energy System JSC (USD)	32,191,944
149,421,569	IDGC Holding JSC *	10,168,287
33,151,316,755	Inter RAO UES	34,278,462
7,410,870	Irkutsk Electronetwork Co JSC (USD) * # §	233,668
138,241,386	Mosenergo OAO	8,282,456
227,629,906	OGK-1 OAO *	4,469,286
113,845,224	OGK-2 OAO	3,275,213
112,288,630	OGK-6 OAO	2,507,854
10,096,227	RusHydro (ADR) † #	34,424,257

		143,699,974

RUSSIA ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Total Common Stocks (Cost: $2,303,072,891)		1,666,139,435

MONEY MARKET FUND: 0.0% (Cost: $180,953)
180,953	Dreyfus Government Cash Management Fund	180,953

Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $2,303,253,844)		1,666,320,388

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 11.4%
755,388	Bank of New York Institutional Cash Reserve Series B (a) #	178,460
188,410,302	Bank of New York Overnight Government Fund	188,410,302

Total Short-term Investments held as Collateral for Securities Loaned (Cost: $189,165,690)		188,588,762

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement (a) #	425,851

Total Investments: 111.7% (Cost: $2,492,419,534)		1,855,335,001
Liabilities in excess of other assets: (11.7)%		(194,508,845)

NET ASSETS: 100.0%		$1,660,826,156

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of September 30, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $179,450,646.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,255,483,998 which represents 75.6% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $233,668 which represents 0.0% of net assets.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Basic Materials	$27,200,224	$358,871,016	$—	$386,071,240

Communications	149,838,973	43,434,628	—	193,273,601

Consumer, Cyclical	6,210,575	—	—	6,210,575

Consumer, Non-cyclical	544,492	71,138,213	—	71,682,705

Energy	8,013,198	638,898,893	—	646,912,091

Financial	110,410,237	86,663,183	—	197,073,420

Industrial	—	21,215,829	—	21,215,829

Utilities	109,042,049	34,424,257	233,668	143,699,974

Money Market Funds	188,591,255	178,460	—	188,769,715

Capital Support Agreement	—	—	425,851	425,851

Total	$599,851,003	$1,254,824,479	$659,519	$1,855,335,001

RUSSIA ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2011:

Balance as of 12/31/10	$466,372

Realized gain (loss)	—

Change in unrealized appreciation (depreciation)	193,147

Purchases	—

Sales	—

Transfers in and/or out of level 3	—

Balance as of 9/30/11	$659,519

See Notes to Schedules of Investments

RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 92.5%
Basic Materials: 10.9%
2,163	Akron JSC (USD)	$75,157
51,443	High River Gold Mines Ltd. (CAD) *	65,165
24,335	Highland Gold Mining Ltd. (GBP) * #	60,626
198,000	IRC Ltd. (HKD) * #	24,512
12,470	Petropavlovsk Plc (GBP) #	114,558

		340,018

Communications: 3.7%
12,841	CTC Media, Inc. (USD)	114,285

Consumer, Cyclical: 4.5%
57,900	Aeroflot - Russian Airlines OJSC (USD)	93,098
75,600	AvtoVAZ OAO (USD) *	47,400

		140,498

Consumer, Non-cyclical: 16.7%
14,019	Central European Distribution Corp. (USD) *	98,273
19,728	ITE Group Plc (GBP) #	48,386
8,517	O’Key Group S.A. (GDR) * #	53,771
7,140	Pharmacy Chain 36.6 OAO (USD) *	10,646
13,792	Pharmstandard (GDR) * # Reg S	261,670
5,714	Ros Agro Plc (GDR)	48,512

		521,258

Energy: 16.2%
22,152	Alliance Oil Co. Ltd. * #	234,353
23,806	Exillon Energy Plc (GBP) * #	74,605
40,364	Heritage Oil Ltd. (GBP) * #	145,431
31,642	Intergra Group (GDR) * #	51,097

		505,486

Financial: 15.4%
18,728	Etalon Group Ltd. (GDR) #	64,773
38,549	LSR Group (GDR) # Reg S	140,439
35,793	PIK Group (GDR) * # Reg S	116,879
109,560	Raven Russia Ltd. (GBP) #	92,873
20,153	Vostok Nafta Investment Ltd. * #	64,184

		479,148

Industrial: 13.8%
11,025	Globaltrans Investment Plc (GDR) #	149,809
9,830	Hydraulic Machines and Systems Group Plc (GDR) *	45,218
17,469	Novorossiysk Commercial Sea Port (GDR) * # Reg S	123,540
758	Vsmpo-Avisma Corp. (USD)	109,345

		427,912

Utilities: 11.3%
6,210	Krasnoyarsk Hydro-Power Plant (USD) *	28,954
3,710,000	OGK-1 OAO (USD) *	72,842
3,192,000	OGK-2 OAO (USD)	91,831
2,196,000	OGK-6 OAO (USD)	49,045
201,023,000	TGK-1 OAO (USD)	67,544
1,615,000	WGC-3 OJSC (USD) *	42,087

		352,303

Total Common Stocks (Cost: $4,315,413)		2,880,908

PREFERRED STOCK: 7.5% (Cost: $339,733)
234	AK Transneft OAO (USD)	234,694

Total Investments: 100.0% (Cost: $4,655,146)		3,115,602
Liabilities in excess of other assets: (0.0)%		(733)

NET ASSETS: 100.0%		$3,114,869

CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,821,506 which represents 58.5% of net assets.

Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Basic Materials	$140,322	$199,696	$—	$340,018

Communications	114,285	—	—	114,285

Consumer, Cyclical	140,498	—	—	140,498

Consumer, Non-cyclical	157,431	363,827	—	521,258

Energy	—	505,486	—	505,486

Financial	—	479,148	—	479,148

Industrial	154,563	273,349	—	427,912

Utilities	352,303	—	—	352,303

Preferred Stock*	234,694	—	—	234,694

Total	$1,294,096	$1,821,506	$—	$3,115,602

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

VIETNAM ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 98.6%
Basic Materials: 6.2%
4	Hoa Sen Group #	$2
9,685,050	PetroVietnam Fertilizer & Chemical JSC #	14,940,997

		14,940,999

Consumer, Cyclical: 2.8%
280,640	Minor International PCL Warrants (THB 13.00, expiring 05/18/13) *	14,265
3,812,815	Parkson Holdings Bhd (MYR) #	6,740,665

		6,754,930

Consumer, Non-cyclical: 5.5%
11,527,600	Charoen Pokphand Foods (THB) #	9,851,359
10,100,300	Minor International PCL (THB) #	3,327,394

		13,178,753

Energy: 21.3%
2,077,376	Oil and Natural Gas Corp. Ltd. (INR) #	11,248,807
11,433,218	Petrovietnam Construction Co. #	6,221,898
3,425,696	PetroVietnam Drilling & Well Services JSC #	6,147,825
2,254,320	Premier Oil PLC (GBP) * #	12,106,631
1,347,107	Soco International Plc (GBP) * #	6,819,153
732,722	Talisman Energy, Inc. (CAD)	9,056,628

		51,600,942

Financial: 44.6%
12,531,238	Bank for Foreign Trade of Vietnam JSC *	16,423,956
6,466,256	Bao Viet Holdings #	20,669,835
4,070,462	HAGL JSC #	6,284,134
9,040,300	Kim Long Securities Corp. * #	5,052,769
8,203,290	Kinh Bac City Development Share Holding Corp. * #	6,187,602
10,616,470	Ocean Group JSC #	6,277,786
9,146,502	PetroVietnam Finance JSC * #	5,814,601
50	Saigon-Hanoi Commercial Joint Stock Bank	18
11,916,201	Tan Tao Investment Industry Corp. * #	5,617,477
16,225,752	VietNam Joint Stock Commercial Bank for Industry and Trade #	19,533,779
3,337,800	Vincom JSC #	15,994,865

		107,856,822

Industrial: 16.6%
2,663,061	Development Investment Construction Corp.	2,569,794
9,428,987	Gamuda Bhd (MYR) #	8,429,497
2,177,746	Gemadept Corp. * #	2,524,509
4,439,375	Hoa Phat Group JSC #	5,863,525
10,700,800	Petroleum Technical Services Corp. #	8,204,807
2,348,440	Refrigeration Electrical Engineering Corp. #	1,287,929
1,941,180	Song Da Urban & Industrial Zone Investment & Development JSC #	2,627,953
14,046,397	Viet Nam Construction & Import-Export JSC #	8,517,440

		40,025,454

Utilities: 1.6%
11,611,810	Pha Lai Thermal Power JSC	3,846,539

Total Common Stocks (Cost: $294,630,291)		238,204,439

CLOSED-END FUND: 1.2% (Cost: $3,541,012)
2,177,771	VinaCapital Vietnam Opportunity Fund * #	2,988,971

MONEY MARKET FUND: 0.4% (Cost: $993,450)
993,450	Dreyfus Government Cash Management Fund	993,450

Total Investments: 100.2% (Cost: $299,164,753)		242,186,860
Liabilities in excess of other assets: (0.2)%		(453,727)

NET ASSETS: 100.0%		$241,733,133

CAD	Canadian Dollar
GBP	British Pound
INR	Indian Rupee
MYR	Malaysian Ringgit
THB	Thai Baht

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $209,282,210 which represents 86.6% of net assets.

VIETNAM ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Basic Materials	$—	$14,940,999	$—	$14,940,999

Consumer, Cyclical	14,265	6,740,665	—	6,754,930

Consumer, Non-cyclical	—	13,178,753	—	13,178,753

Energy	9,056,628	42,544,314	—	51,600,942

Financial	16,423,974	91,432,848	—	107,856,822

Industrial	2,569,794	37,455,660	—	40,025,454

Utilities	3,846,539	—	—	3,846,539

Closed-End Fund	—	2,988,971	—	2,988,971

Money Market Fund	993,450	—	—	993,450

Total	$32,904,650	$209,282,210	$—	$242,186,860

See Notes to Schedules of Investments

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Canada: 4.1%
44,772	Progressive Waste Solutions Ltd. (USD) †	$921,408

France: 10.0%
152,529	Veolia Environnement S.A. (ADR) †	2,220,822

United States: 85.9%
65,732	Calgon Carbon Corp. *	957,715
81,475	Casella Waste Systems, Inc. *	428,559
17,813	Clean Harbors, Inc. *	913,807
61,515	Covanta Holding Corp.	934,413
70,777	Darling International, Inc. *	891,082
78,824	Fuel Tech, Inc. *	458,756
42,155	Layne Christensen Co. *	973,781
108,826	Metalico, Inc. *	424,421
26,721	Nalco Holding Co.	934,701
142,289	Newpark Resources, Inc. *	866,540
400,289	Perma-Fix Environmental Services, Inc. *	480,347
529,117	Rentech, Inc. * †	412,817
80,141	Republic Services, Inc.	2,248,756
44,420	Shaw Group, Inc. *	965,691
27,424	Stericycle, Inc. *	2,213,665
48,780	Tetra Tech, Inc. *	914,137
58,764	US Ecology, Inc.	909,079
28,315	Waste Connections, Inc.	957,613
70,864	Waste Management, Inc.	2,307,332

		19,193,212

Total Common Stocks (Cost: $27,971,142)		22,335,442

MONEY MARKET FUND: 0.3% (Cost: $65,362)
65,362	Dreyfus Government Cash Management Fund	65,362

Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $28,036,504)		22,400,804

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.7%
87,523	Bank of New York Institutional Cash Reserve Series B (a) #	20,677
1,476,708	Bank of New York Overnight Government Fund	1,476,708

Total Short-term Investments held as Collateral for Securities Loaned (Cost: $1,564,231)		1,497,385

OTHER: 0.2% (Cost: $0)
0	Capital Support Agreement (a) #	49,341

Total Investments: 107.2% (Cost: $29,600,735)		23,947,530
Liabilities in excess of other assets: (7.2)%		(1,613,094)

NET ASSETS: 100.0%		$22,334,436

ADR	American Depositary Receipt
USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of September 30, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,481,935.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $70,018 which represents 0.3% of net assets.

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Alternative Waste Technology	10.1%	$2,261,614

Building & Construction	4.3	973,781

Energy - Alternate Sources	4.2	934,413

Engineering / R&D Services	4.3	965,691

Environment Consulting & Engineering	4.1	914,137

Hazardous Waste Disposal	20.2	4,516,898

Non - hazardous Waste Disposal	30.6	6,863,668

Oil - Field Services	3.9	866,540

Pollution Control	2.0	458,756

Recycling	1.9	424,421

Water	9.9	2,220,822

Water Treatment Systems	4.2	934,701

Money Market Fund	0.3	65,362

	100.0%	$22,400,804

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$22,335,442	$—	$—	$22,335,442

Money Market Funds	1,542,070	20,677	—	1,562,747

Capital Support Agreement	—	—	49,341	49,341

Total	$23,877,512	$20,677	$49,341	$23,947,530

* See Schedule of Investments for security type and geographic sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2011:

Balance as of 12/31/10	$36,923

Realized gain (loss)	—

Change in unrealized appreciation (depreciation)	12,418

Purchases	—

Sales	—

Transfers in and/or out of level 3	—

Balance as of 9/30/11	$49,341

See Notes to Schedules of Investments

GAMING ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%
Australia: 8.4%
479,060	Aristocrat Leisure Ltd. † #	$962,857
171,852	Consolidated Media Holdings Ltd. #	396,399
437,458	Crown Ltd. #	3,347,013
701,382	TABCORP Holdings Ltd. #	1,735,858
1,350,381	Tatts Group Ltd. #	2,901,695

		9,343,822

Canada: 1.5%
60,447	Great Canadian Gaming Corp. *	444,340
46,603	MI Developments, Inc.	1,245,072

		1,689,412

China / Hong Kong: 18.2%
2,238,240	Galaxy Entertainment Group Ltd. * #	3,252,953
5,211,000	Golden Resorts Group Ltd. * #	519,553
310,999	Melco Crown Entertainment Ltd. (ADR) * †	2,584,402
636,000	Nagacorp Ltd. #	135,759
2,446,400	Sands China Ltd. * #	5,725,734
2,520,000	SJM Holdings Ltd. #	4,453,312
1,470,800	Wynn Macau Ltd. #	3,479,352

		20,151,065

Germany: 0.2%
4,574	Tipp24 SE * #	200,289

Greece: 2.1%
116,912	Intralot S.A. #	134,564
215,604	OPAP S.A. #	2,177,771

		2,312,335

Ireland: 2.1%
44,352	Paddy Power Plc #	2,303,970

Italy: 1.1%
71,058	Lottomatica S.p.A. * #	1,111,824
39,248	Snai S.p.A. *	105,318

		1,217,142

Japan: 3.4%
138	Fields Corp. #	246,480
40,408	Heiwa Corp. #	715,746
50,873	Sankyo Co. Ltd. † #	2,754,535

		3,716,761

Malaysia: 9.8%
747,951	Berjaya Sports Toto Bhd #	991,357
2,295,238	Genting Bhd #	6,491,303
3,063,198	Genting Malaysia Bhd #	3,333,603

		10,816,263

New Zealand: 1.3%
588,944	Sky City Entertainment Group Ltd. #	1,494,459

South Africa: 2.6%
97,220	Sun International Ltd.	978,356
922,821	Tsogo Sun Holdings Ltd. #	1,947,759

		2,926,115

South Korea: 3.0%
125,766	Kangwon Land, Inc. #	2,878,220
58,310	Paradise Co. Ltd. #	407,275

		3,285,495

Sweden: 1.0%
31,328	Betsson A.B. * #	585,240
25,408	Unibet Group Plc * #	477,378

		1,062,618

GAMING ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

United Kingdom: 8.5%
748,407	Bwin.Party Digital Entertainment Plc * #	1,427,870
370,942	IG Group Holdings Plc #	2,568,028
929,639	Ladbrokes Plc #	1,716,644
148,066	Playtech Ltd. #	600,335
101,236	Rank Group Plc #	177,034
563,843	Sportingbet Plc #	404,604
718,203	William Hill Plc #	2,516,559

		9,411,074

United States: 36.6%
32,999	Ameristar Casinos, Inc.	529,634
45,418	Bally Technologies, Inc. *	1,225,378
55,666	Boyd Gaming Corp. * †	272,763
12,816	Churchill Downs, Inc.	500,209
66,220	Global Cash Access Holdings, Inc. *	169,523
305,678	International Game Technology	4,441,501
20,745	Isle of Capri Casinos, Inc. *	100,406
411,248	Las Vegas Sands Corp. *	15,767,248
365,279	MGM Mirage *	3,393,442
68,610	Penn National Gaming, Inc. *	2,284,027
63,540	Pinnacle Entertainment, Inc. *	576,943
59,438	Scientific Games Corp. *	423,199
55,459	Shuffle Master, Inc. *	466,410
57,064	WMS Industries, Inc. *	1,003,756
81,891	Wynn Resorts Ltd.	9,424,016

		40,578,455

Total Common Stocks (Cost: $95,448,176)		110,509,275

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.6%
715	Bank of New York Institutional Cash Reserve Series B (a) #	169
6,158,780	Bank of New York Overnight Government Fund	6,158,780

Total Short-term Investments held as Collateral for Securities Loaned (Cost: $6,159,495)		6,158,949

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement (a) #	403

Total Investments: 105.4%
(Cost: $101,607,671)		116,668,627
Liabilities in excess of other assets: (5.4)%		(5,943,401)

NET ASSETS: 100.0%		$110,725,226

ADR	American Depositary Receipt

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of September 30, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,906,905.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $64,573,904 which represents 58.3% of net assets.

GAMING ETF

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Casino Hotels	63.4%	$70,008,881

Casino Services	10.3	11,396,901

Commercial Services - Finance	0.2	169,523

Computer Software	0.5	600,335

Finance - Other Services	2.3	2,568,028

Gambling (Non-Hotel)	10.8	11,949,814

Internet Gambling	2.7	3,000,410

Leisure & Recreation Products	1.1	1,250,236

Lottery Services	4.7	5,139,440

Multimedia	0.4	396,399

Racetracks	2.5	2,784,236

Real Estate Operation/Development	1.1	1,245,072

	100.0%	$110,509,275

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Australia	$—	$9,343,822	$—	$9,343,822

Canada	1,689,412	—	—	1,689,412

China / Hong Kong	2,584,402	17,566,663	—	20,151,065

Germany	—	200,289	—	200,289

Greece	—	2,312,335	—	2,312,335

Ireland	—	2,303,970	—	2,303,970

Italy	105,318	1,111,824	—	1,217,142

Japan	—	3,716,761	—	3,716,761

Malaysia	—	10,816,263	—	10,816,263

New Zealand	—	1,494,459	—	1,494,459

South Africa	978,356	1,947,759	—	2,926,115

South Korea	—	3,285,495	—	3,285,495

Sweden	—	1,062,618	—	1,062,618

United Kingdom	—	9,411,074	—	9,411,074

United States	40,578,455	—	—	40,578,455

Money Market Funds	6,158,780	169	—	6,158,949

Capital Support Agreement	—	—	403	403

Total	$52,094,723	$64,573,501	$403	$116,668,627

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2011:

Balance as of 12/31/10	$301

Realized gain (loss)	—

Change in unrealized appreciation (depreciation)	102

Purchases	—

Sales	—

Transfers in and/or out of level 3	—

Balance as of 9/30/11	$403

See Notes to Schedules of Investments

Market Vectors ETF Trust
Note to Schedules of Investments
September 30, 2011 (unaudited)

Security Valuation – Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as level 2 or level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Income Taxes – As of September 30, 2011, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Africa Index ETF	$89,863,646	$2,371,303	$(17,206,999)	$(14,835,696)
Brazil Small-Cap ETF	728,575,589	52,419,286	(181,222,749)	(128,803,463)
China ETF	14,283,464	—	—	—
Colombia ETF	1,996,737	2,791	(295,605)	(292,814)
Egypt Index ETF	60,086,115	165,311	(16,077,075)	(15,911,764)
Germany Small-Cap ETF	3,878,493	3,985	(1,181,056)	(1,177,071)
Gulf States Index ETF	21,344,943	1,596,212	(4,352,226)	(2,756,014)
India Small-Cap Index ETF	61,612,598	2,039,124	(19,291,629)	(17,252,505)
Indonesia Index ETF	512,273,728	12,635,097	(64,080,655)	(51,445,558)
Latin America Small-Cap Index ETF	20,811,876	546,727	(5,902,380)	(5,355,653)
Poland ETF	62,526,710	189,226	(20,135,800)	(19,946,574)
Russia ETF	2,563,990,311	49,248,543	(757,903,853)	(708,655,310)
Russia Small-Cap ETF	4,655,146	5,724	(1,545,268)	(1,539,544)
Vietnam ETF	309,993,112	10,259,124	(78,065,376)	(67,806,252)
Environmental Services ETF	29,791,570	1,824,180	(7,668,220)	(5,844,040)
Gaming ETF	102,616,769	26,058,355	(12,006,497)	14,051,858

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: November 29, 2011

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: November 29, 2011